Events After the Reporting Period (Details) - Events after the Reporting Period [Member] - USD ($) $ / shares in Units, $ in Millions	Sep. 17, 2024	Sep. 19, 2029
Events After the Reporting Period (Details) [Line Items]
Proceeds from issuing shares (in Dollars)	$ 4.0
(in Shares)	5,555,556	555,556
Par value per share		$ 0.72
Proceeds from exercise of warrants (in Dollars)	$ 3.3
Exercise price of outstanding share options		$ 9
Series A-1 Common Warrants [Member]
Events After the Reporting Period (Details) [Line Items]
(in Shares)	5,555,556
Par value per share	$ 0.72
Series A-2 Common Warrants [Member]
Events After the Reporting Period (Details) [Line Items]
(in Shares)	5,555,556
Par value per share	$ 0.72
Pre-funded Warrant [Member]
Events After the Reporting Period (Details) [Line Items]
Par value per share	$ 0.72